INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Schedule of income tax benefit

	Years Ended March 31,
(In thousands)	2024	2023

Current:
Federal	$(16)	$(25)
State and local	—	—
Foreign	—	—
Total current	(16)	(25)

Deferred:
Federal	—	—
State and local	—	—
Foreign	10,564	17,881
Total deferred	10,564	17,881
Benefit from income taxes	$10,548	$17,856

Schedule of reconciliation income tax rates

	Years Ended March 31,
	2024	2023
Loss on ordinary activities before tax	$(2,027)	$(2,252)
Statutory U.S. income tax rate	21.0%	21.0%
Income tax benefit at statutory income tax rate	426	474
Share-based compensation expense recognized for financial statement purposes	(486)	—
Other losses (unrecognized)	(6)	(604)
Utilization of losses not previously benefitted	50	105
Income tax (expense)	$(16)	$(25)

Schedule of effective income tax rates

	Years Ended March 31,
	2024	2023
Loss on ordinary activities before tax	$(64,836)	$(63,248)
Statutory U.K. income tax rate	25.0%	19.0%
Loss at statutory income tax rate	16,209	12,017

Change from increase in deferred income tax rate	—	3,795
Losses for which no benefit was taken	(272)	—
Derecognition of deferred tax assets	(4,090)	—
Foreign currency effect and other	(1,283)	2,069
Income tax benefit	$10,564	$17,881

Schedule of reconciliation of financial statement income (loss)

	Years Ended March 31,
	2024				2023
	United States	BVI	United Kingdom	Total	United States	BVI	United Kingdom	Total

Pre-tax loss	$(2,027)	$(19,067)	$(64,836)	$(85,930)	$(2,252)	$(57,022)	$(63,248)	$(122,522)
Share-based compensation expense for financial statement purposes for which no benefit was taken	2,315	—	—	2,315	—	—	—	—
Loss for which no benefit was taken	11	—	1,086	1,097	2,875	—	59,320	62,195
Losses not subject to tax	—	19,067	—	19,067	—	57,022	—	57,022
Utilization of losses not previously benefitted	(239)	—	—	(239)	(498)	—	—	(498)
Other	14	—	—	14	—	—	—	—
Taxable income (loss)	$74	$—	$(63,750)	$(63,676)	$125	$—	$(3,928)	$(3,803)

Schedule of deferred tax assets and liabilities

	As of March 31,
	2024	2023
Deferred tax assets:
Net operating loss	$(5,590)	$(4,131)
Deferred tax asset (unrecognized)	5,590	1,500
Deferred tax asset	—	(2,631)

Deferred tax liabilities:
In-process research and development	—	13,195
Deferred tax liability	—	13,195

Net deferred tax liability	$—	$10,564